Earnings per Share ("EPS") (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of calculation of the basic EPS and the diluted EPS

	Net Income	Shares	Per Share
	(Numerator)	(Denominator)	Amount

	(Dollars in Thousands,
	Except Per Share Amounts)
December 31, 2024:
Basic EPS
Net income available to common shareholders	$409,167	62,180,448	$6.58
Potential dilutive common shares	—	117,830
Diluted EPS	$409,167	62,298,278	$6.57
December 31, 2023:
Basic EPS
Net income available to common shareholders	$411,768	62,082,827	$6.63
Potential dilutive common shares	—	138,774
Diluted EPS	$411,768	62,221,601	$6.62
December 31, 2022:
Basic EPS
Net income available to common shareholders	$300,232	62,658,414	$4.79
Potential dilutive common shares	—	151,820
Diluted EPS	$300,232	62,810,234	$4.78